Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2024
Schedule of Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Raw material	$24,329	$55,029
Work in process	310,672	135,341
Goods in transit	1,058,677	1,044,733
Inventories provision	(61,913)	(18,058)
Total inventories	$1,331,765	$1,217,045